Net Interest Expense and Other Net Finance Expense	12 Months Ended
Dec. 31, 2018
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Net Interest Expense and Other Net Finance Expense

27. Net Interest Expense and Other Net Finance Expense

Net interest expense

	For the year ended December 31

	2018	2017
	$	$

Interest on notes payable	2.1	2.9
Interest on revolving credit facilities	28.4	24.4
Interest on finance leases	0.5	0.1
Other	0.6	1.7

Total interest expense	31.6	29.1

Interest income on FVOCI investment debt securities	(2.5)	(2.4)
Other	(0.4)	(0.8)

Total interest income	(2.9)	(3.2)

Net interest expense	28.7	25.9

Other net finance expense

	For the year ended December 31

	2018	2017
	$	$

Realized loss on sale of FVOCI investment debt securities	0.3	-
Amortization on FVOCI investment debt securities	0.5	0.6
Bank charges	5.6	8.6

Total other finance expense	6.4	9.2

Realized gain on sale of FVOCI investment debt securities	-	(1.4)
Derecognition of notes payable	(0.7)	(0.7)

Other net finance expense	5.7	7.1